Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Balance,at beginning of period	$ 2,059,570
Vessel impairment charge	43,490	0
Balance,at end of period	2,310,833
Cost | Vessels
Balance,at beginning of period	2,562,411
Additions/transfers from vessels under construction	310,047
Depreciation	0
Balance,at end of period	2,872,458
Accumulated Depreciation | Vessels
Balance,at beginning of period	(502,841)
Additions/transfers from vessels under construction	0
Depreciation	(58,784)
Balance,at end of period	(561,625)
Net Book Value | Vessels
Balance,at beginning of period	2,059,570
Additions/transfers from vessels under construction	310,047
Depreciation	(58,784)
Balance,at end of period	$ 2,310,833